Schedule of Investments ─ NYLI Merger Arbitrage ETF

January 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 86.6%

Communication Services — 8.9%
Frontier Communications Parent, Inc.*	232,632	$8,318,920
HKBN Ltd.	5,365,932	3,629,352
Interpublic Group of Cos., Inc. (The)	240,071	6,882,836
Total Communication Services		18,831,108

Consumer Discretionary — 5.6%
Bally’s Corp.*(a)	340,589	6,191,908
Everi Holdings, Inc.*	273,665	3,732,791
PlayAGS, Inc.*	169,724	2,043,477
Total Consumer Discretionary		11,968,176

Consumer Staples — 3.2%
Kellanova	82,473	6,740,518

Financials — 17.2%
Brookline Bancorp, Inc.	168,430	2,059,899
CI Financial Corp.	237,731	5,116,572
CrossFirst Bankshares, Inc.*	58,311	946,970
Discover Financial Services(b)	85,845	17,262,571
First Bancshares, Inc. (The)	67,742	2,597,906
Premier Financial Corp.	59,284	1,649,874
Sandy Spring Bancorp, Inc.	84,692	2,865,130
Spar Nord Bank A/S	133,122	3,857,426
Total Financials		36,356,348

Health Care — 5.2%
Avid Bioservices, Inc.*	154,581	1,929,171
Cross Country Healthcare, Inc.*	25,255	460,146
Nexus AG*	37,931	2,740,480
Patterson Cos., Inc.	143,667	4,446,493
Revance Therapeutics, Inc.*	282,392	1,025,083
Surmodics, Inc.*	15,076	513,187
Total Health Care		11,114,560

Industrials — 6.3%
Air Transport Services Group, Inc.*	230,508	5,121,888
Heroux-Devtek, Inc.*	62,324	1,383,974
Integrated Design & Engineering Holdings Co., Ltd.	22,056	925,825
Spirit AeroSystems Holdings, Inc., Class A*(a)	172,231	5,857,576
Total Industrials		13,289,263

Information Technology — 15.3%
Altair Engineering, Inc., Class A*	67,021	7,395,767
HashiCorp, Inc., Class A*	266,025	9,098,055
Infinera Corp.*(a)	591,991	3,918,981
Juniper Networks, Inc.	269,240	9,385,707
Zuora, Inc., Class A*	267,632	2,670,967
Total Information Technology		32,469,477

Materials — 16.8%
Arcadium Lithium PLC*	1,157,141	6,641,989
Berry Global Group, Inc.	119,591	8,122,621
De Grey Mining Ltd.*	3,361,134	4,213,970
Pactiv Evergreen, Inc.	315,043	5,588,863
SilverCrest Metals, Inc.*	277,706	2,915,913
Summit Materials, Inc., Class A*	157,339	8,230,403
Total Materials		35,713,759

Real Estate — 2.9%
Retail Opportunity Investments Corp.	351,528	6,141,194

Utilities — 5.2%
ALLETE, Inc.	92,112	6,044,390
Neoen SA(a)	122,303	5,057,657
Total Utilities		11,102,047

Total Common Stocks
(Cost $174,713,618)		183,726,450
	Shares	Value
Exchange Traded Vehicle — 4.6%

Fixed Income Fund — 4.6%
iShares Short Treasury Bond ETF
(Cost $9,685,194)	87,735	$9,695,156

Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(c)	435,560	169,868
Epizyme, Inc.*(c)	1,957,185	39,144
Radius Health, Inc.*(c)	177,390	14,191
Supernus Pharmaceuticals, Inc., expires 12/31/24*(c)	333,265	19,996
Supernus Pharmaceuticals, Inc., expires 12/31/25*(c)	333,265	19,996

Total Rights

(Cost $0)		263,195

Short-Term Investments — 5.8%

Money Market Funds — 5.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.26%(d)(e)	3,548,518	3,548,518
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%(d)	8,682,160	8,682,160

Total Short-Term Investments
(Cost $12,230,678)		12,230,678

Total Investments — 97.1% (Cost $196,629,490)		205,915,479
Other Assets and Liabilities, Net — 2.9%		6,138,294
Net Assets — 100%		$212,053,773

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $11,291,892; total market value of collateral held by the Fund was $11,813,993. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $8,265,475.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $9,250,140.
(c)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(d)	Reflects the 1-day yield at January 31, 2025.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Merger Arbitrage ETF (continued)

January 31, 2025 (unaudited)

Total Return Swap contracts outstanding at January 31, 2025:
Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Amcor PLC	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	$8,411,338	$—
Atlantic Union Bankshares Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	2,873,391	—
Berkshire Hill	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	2,076,111	—
Boeing Co. (The)	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	5,461,882	—
Capital One Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	17,788,772	—
Coeur Mining, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	2,930,968	—
First Busey Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	943,254	—
Nokia OYJ	Morgan Stanley	1-Day FEDEF - 0.50%	6/09/2026	Monthly	1,500,633	—
Northern Star Resources Ltd.	Morgan Stanley	1-Day FEDEF - 0.50%	1/08/2027	Monthly	3,891,088	7,057
Omnicom Group, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	7,152,537	—
Renasant Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	2,628,716	—
WesBanco, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/03/2026	Monthly	1,658,618	—
						$7,057

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $9,250,140 at January 31, 2025. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(g) Reflects the value at reset date of January 31, 2025.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$183,726,450	$—	$—		$183,726,450
Exchange Traded Vehicle	9,695,156	—	—		9,695,156
Rights	—	—	263,195	(i)	263,195
Short-Term Investments:
Money Market Funds	12,230,678	—	—		12,230,678
Total Investments in Securities	205,652,284	—	263,195		205,915,479
Other Financial Instruments:(j)
Swap Contracts	—	7,057	—		7,057
Total Investments in Securities and Other Financial Instruments	$205,652,284	$7,057	$263,195		$205,922,536
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$—	$—		$—

(h)	For a complete listing of investments and their industries, see the Schedule of Investments.
(i)	The Level 3 securities, valued in total at $263,195, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(j)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedule of Investments ─ NYLI Merger Arbitrage ETF (continued)

January 31, 2025 (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.